Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable, Net [Abstract]
Schedule of trade accounts receivable
	2011	2012
Trade accounts receivable	$7.901	$5.969
Allowance for doubtful debts	(3.139)	-
Total Accounts Receivable, Net	$4.762	$5.969

Schedule of allowance for doubtful debts
	2011	2012
Balance as at January 1	$-	$-
Bad debt expense	3.139	-
Less: Amount written off during the year	-	-
Balance as at December 31	$3.139	$-